Commitments and contingencies	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Commitments and contingencies
Note 16 - Commitments and contingencies
Commitments
As of June 30, 2024, commitments to acquire PPE and intangible assets were $149,315 and $176,812, respectively. As of December 31, 2023, commitments to acquire PPE and intangible assets were $334,482 and $162,529, respectively. These commitments are contractual obligations to invest in PPE and intangible assets for the production of upcoming vehicle models Polestar 3, Polestar 4, Polestar 5 and Polestar 6. As of June 30, 2024 and December 31, 2023, Polestar also had a capital injection commitment related to the investment in Polestar Times Technology amounting to $63,700 and $68,600, respectively. Refer to Note 5 - Investment in associates for more details on the investment in Polestar Times Technology.
Polestar has signed contracts with certain suppliers including a non-cancellable commitment, an agreed minimum purchase volume, or an agreed minimum sales volume. In the event of a shortfall in purchases, a shortfall in sales, or Polestar´s decision to terminate such contracts, these suppliers are entitled to compensation from Polestar. The amounts in the table below represent Polestar´s future commitments as of June 30, 2024:

	Total	Less than 1 year	Between 1-5 years	After 5 years
PS2 battery purchase volume commitments	91,193	44,566	46,627	—
Logistics service commitments	38,364	38,364	—	—
PS3 and PS4 purchase volume commitments	226,954	226,954	—	—
PS4 sales volume commitments	80,885	13,483	60,069	7,333
Total	$437,396	$323,367	$106,696	$7,333
Contingencies
In the normal course of business, the Group is subject to contingencies related to legal proceedings, claims, and other assessments that cover a wide range of matters. Liabilities for such contingencies are not recorded until it is probable that a present obligation exists and the amount of the obligation can be estimated reliably. However, contingencies are disclosed when the potential financial effect could be material. As of June 30, 2024 and December 31, 2023, the Group did not have any material contingencies.